DEBT - Summary of short-term and long-term debt (Detail) ¥ in Thousands, $ in Thousands		Mar. 31, 2022 CNY (¥)	Mar. 31, 2022 USD ($)	Sep. 30, 2021 CNY (¥)
Short-term debt:
Short-term bank borrowings		¥ 116,376		¥ 116,376
Long-term bank borrowings, current portion		386,911		219,121
Other short-term payable	[1]	244,824		223,208
Short-term debt		748,111	$ 118,012	558,705
Long-term debt:
Long-term bank borrowings,non-current portion		7,744		175,534
Other long term payable				25,507
Long-term debt		7,744	$ 1,221	201,041
Short-term and long-term debt		¥ 755,855		¥ 759,746

[1]	On May 25, 2022, the Company issued 8,617,124,250 class A ordinary shares to a lender of other short-term payable, at a total consideration of US$36,185,890, to set off by the outstanding balance.